Property and Equipment (Details) - Schedule of Property and Equipment, Net - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Successor [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (1,701,532)
Property and equipment, net	853,059
Successor [Member] | Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	2,507,839
Successor [Member] | Computers [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	38,323
Successor [Member] | Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 8,429
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation		$ (1,587,889)
Property and equipment, net		966,702
Predecessor [Member] | Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		2,507,839
Predecessor [Member] | Computers [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		38,323
Predecessor [Member] | Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 8,429